OPERATING SEGMENT INFORMATION - Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ 581	€ 465	€ 562
Metal price lag	187	(8)	(46)
Start-up and development costs	0	(5)	(11)
Bowling Green one-time costs related to the acquisition	0	0	(5)
Share based compensation costs	(15)	(15)	(16)
(Losses) / gains on pension plan amendments	(32)	(2)	1
Depreciation and amortization	(267)	(259)	(256)
Impairment of assets	0	(43)	0
Restructuring costs	(3)	(13)	(4)
Unrealized gains on derivatives	35	16	33
Unrealized exchange gains from the remeasurement of monetary assets and liabilities – net	1	1	0
Losses on disposal	(3)	(4)	(3)
Other	0	(8)	0
Income from operations	484	125	255
Finance costs - net	(167)	(159)	(175)
Share of income of joint-ventures	0	0	2
Income / (loss) before tax	317	(34)	82
Income tax (expense) / benefit	(55)	17	(18)
Net income / (loss)	262	(17)	64
Losses reclassified from OCI as a result of hedge accounting discontinuation	0	6	0
OPEB
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Negative past service cost recorded to cancel gain originally recognized	31
COVID-19
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Procurement penalties and termination fees		2
Losses reclassified from OCI as a result of hedge accounting discontinuation		6
P&ARP
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	344	291	273
A&T
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	111	106	204
AS&I
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	142	88	106
H&C
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ (16)	€ (20)	€ (21)